Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

NOTE 6 - STOCKHOLDERS’ EQUITY

Preferred stock

The preferred stock may be issued in one or more series. The Company’s board of directors are authorized to issue the shares of preferred stock in such series and to fix from time to time before issuance thereof the number of shares to be included in any such series and the designation, powers, preferences and relative, participating, optional or other rights, and the qualifications, limitations or restrictions thereof, of such series.

On February 19, 2016, the Board of Directors of the Company authorized and approved to create a new class of voting preferred stock called “Series A Preferred Stock”, consisting of 1,000,000 shares authorized, $.001 par value. The preferred stock is not convertible into any other class or series of stock and has no liquidation preference value. The Series A Preferred Stock was issued to ensure perpetual control of at least 51% is provided to the holder of the Series A Preferred Stock. On all matters to come before the shareholders of the Company, the holders of Series A Preferred shall have that number of votes per share (rounded to the nearest whole share) equal to the product of (x) the number of shares of Series A Preferred held on the record date for the determination of the holders of the shares entitled to vote (the “Record Date”), or, if no record date is established, at the date such vote is taken or any written consent of shareholders is first solicited, and (y) 50.

In the event that the votes by the holders of the Series A Preferred Stock do not total at least 51% of the votes of all classes of the Company’s authorized capital stock entitled to vote, then regardless of the provisions of this paragraph, in any such case, the votes cast by a majority of the holders of the Series A Preferred Stock shall be deemed to equal 51% of all votes cast at any meeting of stockholders, or any issue put to the stockholders for voting and the Company may state that any such action approved by at least a majority of the holders of the Series A Preferred Stock was had by majority vote of the holders of all classes of the Company’s capital stock.

On February 19, 2016, the Company issued 1,000,000 shares of Series A Preferred Stock to its chief executive officer. In connection with the issuance of Series A preferred shares, the Company recorded a nominal amount of stock-based compensation of $1,000 since the shares had no economic value, on the date of the issuance of such shares, the Company’s chief executive officer was the majority owner of the Company’s common shares, and the value of such voting rights were not readily and objectively measurable.

Common stock issued for services

On March 16, 2016, pursuant to a consulting agreement, the Company issued 16,667 shares of common stock to a consultant for investor relations services rendered. These shares were valued on the date of grant at $0.90 per share or $15,000 based on the fair value of services performed. In March 2016, in connection with the issuance of these shares, the Company recorded stock-based consulting expense of $15,000.

On September 13, 2016, pursuant to a one-year consulting agreement, the Company issued 60,000 shares of common stock to a consultant for business development services rendered and to be rendered. These shares were valued on the date of grant at $0.40 per share or $24,000 based on recent sales of the Company’s common stock. In connection with this agreement, the Company recorded stock-based consulting fees, of $1,043 and a prepaid expense of $22,957 that will be amortized over the remaining one-year service period.,

Additionally, for the nine months ended September 30, 2016 and 2015, amortization of other prepaid stock-based consulting fees amounted to $123,405 and $105,179, respectively.

Common shares issued in connection with debt addendum

On April 20, 2016, June 6, 2016 and August 26, 2016, the Company entered into agreements for the addendum of the Convertible Note (see Note 3) which waived all rights to enforce any event of default, which may have been triggered by the Company’s failure to file it reports with the SEC. In connection with these agreements, the Company issued of 30,000, 40,000 and 130,000 shares of common stock, respectively, for an aggregate of 200,000 shares of common stock. These shares were valued on the date of grant at $0.40 per share or $80,000 based on recent sales of the Company’s common stock.

Common stock issued for cash

On February 3, 2016, the Company sold 1,200,000 shares of its common stock at $0.40 per common share for cash of $200,000 and a subscription receivable of $280,000. The subscription receivable of $280,000 was collected in April 2016.

NOTE 5 – STOCKHOLDERS’ EQUITY

Preferred stock

The preferred stock may be issued in one or more series. The Company’s board of directors are authorized to issue the shares of preferred stock in such series and to fix from time to time before issuance thereof the number of shares to be included in any such series and the designation, powers, preferences and relative, participating, optional or other rights, and the qualifications, limitations or restrictions thereof, of such series. On February 19, 2016, the Company’s board of director designated 1,000,000 shares of preferred stock as Series A Preferred Stock (See Note 9).

Common stock deemed issued in reverse merger

Immediately prior the Purchase Agreement as discussed in Note 1, the Company had 195,607 common shares outstanding. These 195,607 common shares are reflected as shares deemed issued as part of reverse merger in the accompanying consolidated financial statements in exchange for liabilities of $30,000.

Common stock issued for services

During the year ended December 31, 2014, pursuant to consulting agreements, the Company issued 2,380,936 shares of common stock to consultants for business development and other services rendered and to be rendered. These shares were valued on the date of grant at per share prices ranging from $0.4545 to $0.225 based on recent sales of the Company’s common stock for an aggregate value of $1,056,517. For the year ended December 31, 2014, in connection with the issuance of these shares, the Company recorded stock-based consulting expense of $1,030,004 and a prepaid expense of $26,513 which will be amortized into consulting expense during the year ended December 31, 2015.

During the year ended December 31, 2015, pursuant to consulting agreements, the Company issued 2,158,927 shares of common stock to consultants for business development and other services rendered and to be rendered. These shares were valued on the date of grant at per share prices ranging from $0.13 to $0.225 based on recent sales of the Company’s common stock or based on the fair value of services rendered for an aggregate value of $416,700. For the year ended December 31, 2015, in connection with the issuance of these shares, the Company recorded stock-based consulting expense of $288,192 and a prepaid expense of $128,508 which will be amortized into consulting expense over the remaining service period.

Common stock issued for cash

During 2014, the Company issued 262,218 shares of common stock for cash of $105,000 and a subscription receivable of $5,000 at per share prices ranging from $0.4545 per share to $0.225 per share. In January 2015, the subscription receivable amount due of $5,000 was received.

Common stock issued in connections with convertible debt

On November 14, 2014, the Company issued 675,000 shares of its common stock upon conversion of two convertible notes in the amount of $270,000 (see Note 3).

On December 22, 2015, the Company entered into a debt purchase and assignment agreement with one of its debt holders whereby a convertible note in the principal amount of $10,000 became convertible at $.0025 per common share and the note was converted into 4,000,000 shares of the Company’s common stock. Pursuant to ASC 470-20-40, since the convertible note was immediately converted into common shares of the Company pursuant to the debt purchase and assignment agreements, the Company recognized a debt conversion inducement expense of $890,000 equal to the fair value of the common stock transferred in the transaction in excess of the fair value of securities issuable pursuant to the original conversion terms(see Note 3).

On December 28, 2015, in connection with a Convertible Note, the Company issued 50,000 shares of its common stock. These common shares were valued at $0.225 per share based on recent sales of the Company’s stock and the Company recorded a debt discount of $10,725 which is the relative fair value of such shares (see Note 3).